Equity-Based Compensation - Equity-Based Compensation Expense and Summary of Unamortized Equity-Based Compensation Costs (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 28.4		$ 5.5	$ 104.2	$ 17.1
Total unamortized equity-based compensation cost	134.5			$ 134.5
Weighted Average Remaining Service Period (years)				2 years 4 months 24 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	21.1			$ 21.1
Weighted Average Remaining Service Period (years)				3 years 6 months
Class A Common Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized equity-based compensation cost, options	1.4			$ 1.4
Weighted Average Remaining Service Period (years)				2 years 9 months 18 days
HoldCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	8.1			$ 8.1
Weighted Average Remaining Service Period (years)				2 years 9 months 18 days
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	26.9			$ 26.9
Weighted Average Remaining Service Period (years)				2 years 6 months
LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	0.9			$ 0.9
Weighted Average Remaining Service Period (years)				4 years 2 months 12 days
HSKB Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options	71.1			$ 71.1
Weighted Average Remaining Service Period (years)				1 year 10 months 24 days
HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs		$ 57.6
Unrecognized equity-based compensation cost, excluding options	5.0			$ 5.0
Weighted Average Remaining Service Period (years)				2 years 8 months 12 days
Cost of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	6.8		1.0	$ 23.8	2.9
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	15.2		3.1	53.6	7.2
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	1.8		0.5	11.9	3.4
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 4.6		$ 0.9	$ 14.9	$ 3.6
DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						$ 25.1	$ 32.7
DiscoverOrg Holdings | Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						11.1	1.5
Total unamortized equity-based compensation cost						53.8
DiscoverOrg Holdings | HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options						5.0
DiscoverOrg Holdings | Cost of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						4.0	8.3
DiscoverOrg Holdings | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						11.2	15.8
DiscoverOrg Holdings | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						4.7	1.1
DiscoverOrg Holdings | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs						$ 5.2	$ 7.5